Condensed Consolidated Statements Of Changes In Redeemable Noncontrolling Interests, Convertible Preferred Shares And Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	At The Market Offering [Member]	Issued To Related Party For Cash Through Registered Direct Offering [Member]	Redeemable Noncontrolling Interests [Member]	Preferred Stock [Member] Series A Preferred Shares [Member]	Preferred Stock [Member] Series B Preferred Shares [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] At The Market Offering [Member]	Ordinary Shares [Member] Issued To Related Party For Cash Through Registered Direct Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] At The Market Offering [Member]	Additional Paid-in Capital [Member] Issued To Related Party For Cash Through Registered Direct Offering [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	$ (139,434)			$ 1,287	$ 157,689	$ 95,342				$ 6,805			$ (686)	$ (145,553)
Beginning balance, shares at Dec. 31, 2020					135,936,550	57,575,008	170,000
Share-based compensation	11,856									11,856
Conversion of preferred stock into ordinary shares upon closing of initial public offering	253,031				$ (157,689)	$ (95,342)	$ 19			253,012
Conversion of preferred stock into ordinary shares upon closing of initial public offering, shares					(135,936,550)	(57,575,008)	193,511,558
Issuance of ordinary shares in an initial public offering for cash	113,154						$ 5			113,149
Issuance of ordinary shares in an initial public offering for cash, shares							49,000,000
Issuance of ordinary shares upon exercise of overallotment option	14,947						$ 1			14,946
Issuance of ordinary shares upon exercise of overallotment option, shares							6,249,817
Issuance of ordinary shares for cash	20,495						$ 2			20,493
Issuance of ordinary shares for cash, shares							21,189,173
Accretion of redeemable noncontrolling interests to fair value	(42,324)			42,324						(42,324)
Settlement of redeemable noncontrolling interests										85			(85)
Reclassify NCI to current liability				(43,403)
Reclassify freestanding forward sale contract upon settlement of redeemable noncontrolling interests	26,340									26,340
Change in unrealized loss on marketable debt securities available-for-sale	(19)			1									(19)
Net loss	(68,079)			$ (209)										(68,079)
Ending balance, shares at Dec. 31, 2021							270,120,548
Ending balance at Dec. 31, 2021	189,967						$ 27			404,362			(790)	(213,632)
Share-based compensation	3,529									3,529
Issuance of ordinary shares for cash	102									102
Issuance of ordinary shares for cash, shares							207,935
Unrealized loss on marketable debt securities available- for-sale	$ (217)												(217)
Issuance of ordinary shares upon option exercises for cash, shares	0
Net loss	$ (51,489)													(51,489)
Ending balance, shares at Jun. 30, 2022							270,328,483
Ending balance at Jun. 30, 2022	141,892						$ 27			407,993			(1,007)	(265,121)
Beginning balance at Dec. 31, 2021	189,967						$ 27			404,362			(790)	(213,632)
Beginning balance, shares at Dec. 31, 2021							270,120,548
Share-based compensation	6,253									6,253
Issuance of ordinary shares for cash	138									138
Issuance of ordinary shares for cash, shares							334,684
Unrealized loss on marketable debt securities available- for-sale	$ (512)												(512)
Issuance of ordinary shares upon option exercises for cash, shares	0
Net loss	$ (77,996)													(77,996)
Ending balance, shares at Dec. 31, 2022							270,455,232
Ending balance at Dec. 31, 2022	117,850						$ 27			410,753			(1,302)	(291,628)
Beginning balance at Mar. 31, 2022	168,977						$ 27			406,019			(790)	(236,279)
Beginning balance, shares at Mar. 31, 2022							270,126,946
Share-based compensation	1,879									1,879
Issuance of ordinary shares for cash	95									95
Issuance of ordinary shares for cash, shares							201,537
Unrealized loss on marketable debt securities available- for-sale	(217)												(217)
Net loss	(28,842)													(28,842)
Ending balance, shares at Jun. 30, 2022							270,328,483
Ending balance at Jun. 30, 2022	141,892						$ 27			407,993			(1,007)	(265,121)
Beginning balance at Dec. 31, 2022	117,850						$ 27			410,753			(1,302)	(291,628)
Beginning balance, shares at Dec. 31, 2022							270,455,232
Ending balance, shares at Mar. 31, 2023							386,486,014
Ending balance at Mar. 31, 2023	182,592						$ 39			490,459			(976)	(306,930)
Beginning balance at Dec. 31, 2022	117,850						$ 27			410,753			(1,302)	(291,628)
Beginning balance, shares at Dec. 31, 2022							270,455,232
Share-based compensation	4,033									4,033
Issuance of ordinary shares in an initial public offering for cash		$ 77,780	$ 74,663					$ 12	$ 3		$ 77,768	$ 74,660
Issuance of ordinary shares in an initial public offering for cash, shares								116,030,782	37,688,441
Issuance of ordinary shares for cash	791						$ 800			791
Issuance of ordinary shares for cash, shares							495,000
Unrealized loss on marketable debt securities available- for-sale	349												349
Issuance of ordinary shares upon option exercises for cash	$ 8,042						$ 1			8,041
Issuance of ordinary shares upon option exercises for cash, shares	7,558,033						7,558,033
Net loss	$ (33,128)													(33,128)
Ending balance, shares at Jun. 30, 2023							432,227,488
Ending balance at Jun. 30, 2023	250,380						$ 43			576,046			(953)	(324,756)
Beginning balance at Mar. 31, 2023	182,592						$ 39			490,459			(976)	(306,930)
Beginning balance, shares at Mar. 31, 2023							386,486,014
Share-based compensation	2,095									2,095
Issuance of ordinary shares in an initial public offering for cash			$ 74,663				$ 3					$ 74,660
Issuance of ordinary shares in an initial public offering for cash, shares									37,688,441
Issuance of ordinary shares for cash	791						$ 800			791
Issuance of ordinary shares for cash, shares							495,000
Unrealized loss on marketable debt securities available- for-sale	23												23
Issuance of ordinary shares upon option exercises for cash	8,042						$ 1			8,041
Issuance of ordinary shares upon option exercises for cash, shares							7,558,033
Net loss	(17,826)													(17,826)
Ending balance, shares at Jun. 30, 2023							432,227,488
Ending balance at Jun. 30, 2023	$ 250,380						$ 43			$ 576,046			$ (953)	$ (324,756)